Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income (Loss) [Abstract]
Schedule of other income

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Grant income	1,249	1,819	2,096
R&D expenditure credits	5,387	3,923	1,653
	6,636	5,742	3,749